INCOME TAXES - SUMMARY OF GROSS UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Beginning balance of unrecognized tax benefits	$ 993	$ 529
Additions based on tax positions related to the current year	1,127	461
Additions based on tax positions related to the prior year	94	3
Ending balance of unrecognized tax benefits	$ 2,214	$ 993